Related Parties, Leases (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for leases	$ 4,984	$ 4,826	$ 12,590
Related Party [Member]
Leases [Abstract]
Cash paid for leases	$ 1,300	$ 1,300	$ 2,500	$ 2,300	$ 6,800